Stock-Based Compensation (Details) - Forge Nano, Inc. $ in Thousands		12 Months Ended
	Aug. 08, 2022	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)
Stock-Based Compensation
Number of option plans		1	1
Maximum number of shares under the plan | shares		551,686
Vesting period	42 days	4 years
Expiration period		4 years
Compensation cost		$ 1,422	$ 620
Total unrecognized compensation cost		$ 2,676	$ 1,896
Weighted-average period for unrecognized compensation cost		2 years 6 months 14 days	3 years
Vesting after 12 months of continuous service
Stock-Based Compensation
Vesting percentage		25.00%